Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 254,242	$ 276,980
FHLB advances	140,000	0
Total short-term borrowings	394,242	276,980
Repurchase agreements
Short-term Debt [Line Items]
Total short-term borrowings	254,242	276,980
Highest month-end balance	278,324	307,025
Average daily balance	$ 257,622	$ 262,709
Weighted-average interest rate:
As of year-end	0.17%	0.18%
Paid during the year	0.18%	0.19%
FHLB Advances
Short-term Debt [Line Items]
Total short-term borrowings	$ 140,000	$ 0
Highest month-end balance	140,000	0
Average daily balance	$ 1,096	$ 561
Weighted-average interest rate:
As of year-end	0.56%	0.00%
Paid during the year	0.59%	0.10%